Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

December 28, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Rule 485(b) Filing for Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of

Eaton Vance Global Bond Fund (the “Fund”)

Post-Effective Amendment No. 306 (1933 Act File No. 002-90946)

Amendment No. 309 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended, and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s filing filed with the U.S. Securities and Exchange Commission (the “Commission”) on October 17, 2018 (Accession No. 0000940394-18-001695) under Rule 485(a) (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Lisa Larkin, of the Commission’s Staff of the Division of Investment Management, to the undersigned via telephone on December 3, 2018, and making certain other non-material changes as marked thereon. The comments and Registrant’s responses thereto are as follows. Capitalized terms have the same meaning as defined in the Amendment unless otherwise indicated.

1.	In accordance with Rule 35d-1(a)(2) of the 1940 Act, which requires a fund with a name that suggests a certain type of investment to invest at least 80% of its net assets in the assets suggested by the fund’s name, revise the first sentence of the section entitled “Fund Summary – Principal Investment Strategies” to clarify if “other fixed- and floating-rate debt instruments” are included in the definition of a bond.

Response: The first and second sentences of the section entitled “Fund Summary – Principal Investment Strategies” have been revised as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (the “80% Policy”). Bonds include fixed- and floating-rate debt instruments issued by U.S. and foreign companies, sovereign debt instruments, U.S. and foreign government debt instruments, commercial paper, securitized debt instruments (including commercial mortgage-backed securities, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed debt instruments (including collateralized debt obligations and stripped securities), zero-coupon securities, when-issued securities, repurchase

Securities and Exchange Commission
December 28, 2018

agreements, obligations of supranational entities, municipal securities, structured notes, private placements, loans (including senior, subordinated, secured, unsecured and mezzanine loans), convertible securities and other hybrid securities (including warrants).

2.	Describe supplementally how much the Fund will invest in below investment grade asset- and mortgage-backed securities, and private placements.

Response: The Fund would expect to invest not more than 35% of its net assets in the aggregate in below investment grade asset- and mortgage-backed securities, and private placements.

3.	Confirm if the Fund plans to invest in senior secured loans, unsecured subordinated loans or mezzanine loans. The Staff is aware that rating agencies and the financial media have recently reported that lender protections are being eroded and that “covenant lite” loans are increasingly common as discussed in a Wall Street Journal article titled “Leveraged Loans Not as Safe as They Once Were” dated August 16, 2018. If the Fund plans to invest in covenant lite loans describe such loans and consider enhancing the Fund’s disclosure.

Response: The Registrant confirms that the Fund does anticipate investing in loans, which may include senior secured, unsecured subordinated and mezzanine loans. Disclosure has been added to the first paragraph under “Fund Summary – Principal Investment Strategies” to clarify that the Fund may invest in senior, subordinated, secured, unsecured and mezzanine loans. The Wall Street Journal article referenced in the above comment refers to covenants found in certain types of corporate loans. The Fund does not anticipate investing in such loans. The Fund has added the following disclosure to “Fund Summary – Principal Risks – Additional Risks of Loans”: Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.

4.	In the section entitled “Fund Summary - Principal Investment Strategies” define what is meant by “foreign”.

Response: The Fund’s disclosure has been revised as follows:

The Fund normally invests at least 40% of its net assets in foreign investments. Foreign investments are those primarily traded outside the U.S. or issued by an issuer that is domiciled, or derives a significant portion of its revenue, outside the U.S.

5.	The prospectus states that the Fund may engage in total return swaps. When the Fund does engage in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Note that the SEC has issued a release proposal to update the regulations for fund use of derivatives for the purposes of Section 18. Be aware that the SEC could issue a new rule and/or guidance related to fund use of derivatives, which could impact the manner in which the Fund operates.

Response: Registrant acknowledges this comment.

Securities and Exchange Commission
December 28, 2018

6.	If the Fund intends to write (sell) credit default swaps, confirm that it will segregate the full notional amount payable under each agreement.

Response: Registrant confirms that if the Fund writes a credit default swap, it will segregate the full notional amount payable under the agreement.

7.	Consider adding a private placement risk to the section entitled “Fund Summary - Principal Risks”.

Response: The risks of private placements are disclosed under “Fund Summary – Principal Risks - Restricted Securities Risk.” As such, no additional disclosure has been added.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President